CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (22,053)	$ 49,153	$ 65,444
Other comprehensive (loss) income:
Cash flow hedges, net of $0 tax in all periods	0	333	(333)
Foreign currency translation adjustment, net of $0 tax in all periods	(18,121)	16,713	(6,022)
Other comprehensive (loss) income	(18,121)	17,046	(6,355)
Comprehensive (loss) income	$ (40,174)	$ 66,199	$ 59,089